SHARE-BASED COMPENSATION (Details) - Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employees
Expected volatility	74.82%	82.80%	73.80%	87.30%
Employees [Member]
Employees
Expected dividend yield				0.00%
Exercise price (in Dollars per share)				$ 26.78
Employees [Member] | Maximum [Member]
Employees
Expected term (in years)				10 years
Expected volatility				88.45%
Risk-free interest rate				2.90%
Employees [Member] | Minimum [Member]
Employees
Expected term (in years)				6 years 18 days
Expected volatility				82.97%
Risk-free interest rate				2.31%
Non-Employees [Member]
Employees
Expected term (in years)				9 years 9 months 10 days
Expected volatility				88.46%
Risk-free interest rate				2.31%
Expected dividend yield				0.00%
Exercise price (in Dollars per share)				$ 26.78